Operating segments (Tables)	12 Months Ended
Dec. 31, 2017
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Schedule of Segments' Statement of Comprehensive Income

The segments’ statement of comprehensive income for the years ended December 31, 2015, 2016 and 2017, as presented to the CODM are presented below:

	2017
	PS	CFS	CO	Total
Segment net revenue	12,580	9	604	13,193

Segment profit/(loss) before tax	8,795	(2,704)	(1,273)	4,818

Segment net profit/(loss)	7,543	(2,164)	(1,325)	4,054

	2015*			2016*
	PS	CO	Total	PS	CFS	CO	Total
Segment net revenue	10,198	30	10,228	10,583	(3)	31	10,611

Segment profit/(loss) before tax	6,066	(995)	5,071	6,454	(259)	(605)	5,590

Segment net profit/(loss)	5,242	(1,100)	4,142	5,612	(219)	(679)	4,714

*	For comparative purposes 2015 and 2016 segment information is presented in 2017 format.

Schedule of Segment Net Revenue

Segment net revenue, as presented to the CODM, for the years ended December 31, 2015, 2016 and 2017 is calculated by subtracting cost of revenue (exclusive of depreciation and amortization) from revenue and adding back payroll and related taxes as presented in the table below:

	2015	2016	2017
Revenue under IFRS	17,717	17,880	20,897
Cost of revenue (exclusive of depreciation and amortization)	(8,695)	(8,646)	(9,763)
Payroll and related taxes	1,206	1,377	2,059

Total segment net revenue, as presented to CODM	10,228	10,611	13,193

Schedule of Reconciliation of Segment Profit before Tax

A reconciliation of segment profit before tax to IFRS consolidated profit before tax of the Group, as presented to the CODM, for the years ended December 31, 2015, 2016 and 2017 is presented below:

	2015	2016	2017
Consolidated profit before tax under IFRS	6,151	3,107	3,840

Amortization of fair value adjustments to intangible assets recorded on acquisitions	270	396	344
Share – based payments	88	224	398
Foreign exchange gain/(loss) from revaluation of cash proceeds received from secondary public offering	(1,476)	975	236
Impairment of intangible assets recorded on acquisitions	—	878	—
Loss on disposal of subsidiaries, net	38	10	—

Total segment profit before tax, as presented to CODM	5,071	5,590	4,818

Schedule of Reconciliation of Segment Net Profit

A reconciliation of segment net profit to IFRS consolidated net profit of the Group, as presented to the CODM, for the years ended December 31, 2015, 2016 and 2017 is presented below:

	2015	2016	2017
Consolidated net profit under IFRS	5,274	2,489	3,142

Amortization of fair value adjustments to intangible assets recorded on acquisitions	270	396	344
Share – based payments	88	224	398
Foreign exchange gain/(loss) from revaluation of cash proceeds received from secondary public offering	(1,476)	975	236
Impairment of intangible assets recorded on acquisitions	—	878	—
Loss on disposal of subsidiaries, net	38	10	—
Effect from taxation of the above items	(52)	(258)	(66)

Total segment net profit, as presented to CODM	4,142	4,714	4,054

Schedule of Revenue from External Customers

Revenues from external customers are presented below:

	2015	2016	2017
Russia	13,737	13,274	15,556
CIS	1,019	1,099	1,098
EU	566	807	989
Other	2,395	2,700	3,254

Total revenue per consolidated statement of comprehensive income	17,717	17,880	20,897